Employee Benefit Plans	6 Months Ended
Jun. 30, 2023
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

Note 20. Employee Benefit Plans

Net Periodic Benefit (Credit) Cost

The service cost component of net periodic benefit (credit) cost is reflected in other operations and maintenance expense in Dominion Energy’s Consolidated Statements of Income, except for $4 million and $8 million for the three and six months ended June 30, 2023, respectively, and $6 million and $12 million for the three and six months ended June 30, 2022, respectively, presented in discontinued operations. The non-service cost components of net periodic benefit (credit) cost are reflected in other income (expense) in Dominion Energy’s Consolidated Statements of Income, except for $(12) million and $(23) million for the three and six months ended June 30, 2023, respectively, and $(10) million and $(21) million for the three and six months ended June 30, 2022, respectively, presented in discontinued operations. The components of Dominion Energy’s provision for net periodic benefit cost (credit) are as follows:

	Pension Benefits				Other Postretirement Benefits
	Quarter-to-Date		Year-to-Date		Quarter-to-Date		Year-to-Date
Period Ended June 30,	2023	2022	2023	2022	2023	2022	2023	2022
(millions)
Service cost	$24	$35	$48	$71	$4	$5	$7	$11
Interest cost	110	84	221	167	16	12	31	23
Expected return on plan assets	(216)	(223)	(432)	(446)	(38)	(48)	(76)	(96)
Amortization of prior service cost (credit)	—	—	—	—	(9)	(9)	(18)	(19)
Amortization of net actuarial (gain) loss	—	40	—	80	(2)	(1)	(3)	(1)
Net periodic benefit (credit) cost	$(82)	$(64)	$(163)	$(128)	$(29)	$(41)	$(59)	$(82)

Employer Contributions

During the three and six months ended June 30, 2023, Dominion Energy made no contributions to its qualified defined benefit pension plans or other postretirement benefit plans. Dominion Energy is not required to make any contributions to its qualified defined benefit pension plans or to VEBAs associated with its other postretirement plans in 2023. Dominion Energy considers voluntary contributions from time to time, either in the form of cash or equity securities.